UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07700
Morgan Stanley Limited Term Municipal Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: March 31, 2009
Date of reporting period: December 31, 2008
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Limited Term Municipal Trust Portfolio of Investments December 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Tax-Exempt Municipal Bonds (95.0%)
	Alaska (11.4%)
$1,500	Alaska Industrial Development & Export Authority, Lake Dorothy
	Hydroelectric Ser 2006 (AMT) (AMBAC Insd)	5.25%		12/01/21	$1,292,625
1,780	Northern Tobacco Securitization Corporation, Alaska, Asset Backed
	Ser 2006 A	4.625		06/01/23	1,323,501

					2,616,126

	Arizona (4.4%)
1,000	University of Arizona, Ser 2005 B COPs (AMBAC Insd)	5.00		06/01/20	1,022,810

	California (8.0%)
2,000	California County Tobacco Securitization Agency, Los Angeles
	County Securitization Corp, Ser 2006 A	0.00	(a)	06/01/28	1,084,520
1,000	California Statewide Communities Development Authority, Lancer
	Educational Student Hosing Ser 2007	5.40		06/01/17	763,770

					1,848,290

	District of Columbia (8.3%)
1,000	District of Columbia Ballpark, Washington, Ser 2006 B-1 (FGIC Insd)	5.00		02/01/19	999,780
1,000	District of Columbia Ballpark, Washington, Ser 2006 B-1 (FGIC Insd)	5.25		02/01/16	922,830

					1,922,610

	Florida (7.4.%)
750	St Johns County Industrial Development Authority, Florida, Glenmoor
	Ser 2006 A	5.25		01/01/26	447,113
1,500	University of Central Florida, UCF Convocation Corp Ser 2005 A COPs
	(FGIC Insd)	5.00		10/01/17	1,250,040

					1,697,153

	Indiana (3.7%)
1,000	Indiana Health Facilities Financing Authority, Community Hospitals
	Ser 2005 A (AMBAC Insd)	5.00		05/01/20	856,990

	Maryland (2.6%)
1,000	Maryland State Economic Development Corporation, Chesapeake Bay
	Conference Center Ser 2006 A	5.00		12/01/16	604,740

	Michigan (7.2%)
1,575	Detroit, Michigan, CoBo Hall Ser 2003 (MBIA Insd)	5.00		09/30/13	1,656,758

	Minnesota (3.7%)
1,000	Minneapolis & St. Paul, Metropolitan Airports Commission, Minnesota,
	Ser 2005 B (AMT) (AMBAC Insd)	5.00		01/01/20	859,710

	Missouri (2.8%)
1,000	Gravois Bluffs Transportation Development District, Montana, Sales
	Tax Ser 2007 (b)	4.75		05/01/32	636,680

	New Jersey (5.9%)
2,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A	4.625		06/01/26	1,357,079

	Ohio (8.6%)
2,000	Ohio Municipal Electric Generation Agency, American Municipal
	Power-Ohio Inc Refg 2004 (AMBAC Insd)	5.00		02/15/16	1,970,840

	South Carolina (0.7%)
175	Richland County, South Carolina, Environmental Improvement
	Ser 2007 A	4.60		09/01/12	154,893

	Texas (13.6%)
1,000	Lower Colorado River Authority, Texas, LCRA Services Corp Refg
	Ser 2004 (FGIC Insd)	5.00		05/15/19	1,011,530
2,000	West Harris County Regional Water Authority, Texas, Ser 2005 (FSA Insd)	5.00		12/15/17	2,108,260

					3,119,790

	Virginia (4.6%)
1,000	Tobacco Settlement Financing Corporation, Virginia, Asset Backed
	Ser 2005 (b)	5.25		06/01/19	1,049,350

	Washington (2.1%)
510	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd)	5.00		12/01/23	476,371

	Total Tax-Exempt Municipal Bonds
	(Cost $25,844,174)				21,850,190

NUMBER OF
SHARES (000)
	Short-Term Investment (c) (4.8%)
1,279	Investment Company
	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class
	(Cost $1,093,749)		1,093,749

	Total Investments
	(Cost $26,937,923)(d)(e)	99.8	22,943,939
	Other Assets in Excess of Liabilities	0.2	55,165

	Net Assets	100.0%	$22,999,104

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
(a)	Security is a “step-up” bond where the coupon increases on a predetermined future date.
(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $105,040.
(c)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class.
(d)	Securities have been designated as collateral in an amount equal to $19,178,853 in connection with open futures contract.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

MS Limited Term Municipal Trust
Notes to the Portfolio of Investments
FAS 157
12/31/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective April 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at December 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$22,943,939	$1,093,749	$21,850,190	—
Other Financial Instruments*	210,778	210,778	—	—

Total	$23,154,717	$1,304,527	$21,850,190	—

*	Other financial instruments include futures contracts.
Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked- to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Term Municipal Trust

/s/ Randy Takian

Randy Takian
Principal Executive Officer
February 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian

Randy Takian
Principal Executive Officer
February 19, 2009

/s/ Francis Smith

Francis Smith
Principal Financial Officer
February 19, 2009

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